Fixed Deposit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fixed Deposit [Abstract]
Schedule of Fixed Deposit

As of September 30, 2025 and December 31, 2024, fixed deposit consisted of the following:

	As of
	September 30, 2025	December 31, 2024
Three-year bank deposit	$6,906,766	$4,130,514
Total	$6,906,766	$4,130,514
As of December 31, 2024 and 2023, fixed deposit consisted of the following:
	As of
	December 31, 2024	December 31, 2023
Three-year bank deposit	$4,130,514	$9,916,308
Total	$4,130,514	$9,916,308